Loss on Settlement of Debt (Tables)	12 Months Ended
Sep. 30, 2012
Convertible Notes, 12 Secured Promissory Note, Note Conversions and Loss On Settlement Of Debt [Abstract]
Schedule of loss on settlement of debt
	2012	2011

Loss on conversion of debt	$(136,989)	$(1,161,457)
Other	(352,151)	(549,959)

Loss on settlement of debt	$(489,140)	$(1,711,416)